Consolidated Statements of Earnings (Loss) and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUE
Petroleum and natural gas sales, net of royalties	$ 169,006	$ 114,675
Finance revenue	9	106
Other revenue	32	641
Revenue	169,047	115,422
EXPENSES
Production and operating	61,430	64,462
Overlift	14,723	0
Selling costs	3,921	2,111
General and administrative	20,353	11,990
Foreign exchange loss	47	24
Finance costs	1,141	2,520
Depletion, depreciation and amortization	25,434	31,049
Asset retirement obligation accretion	207	259
Loss (gain) on financial instruments	10,563	(6,621)
Impairment (reversal) loss	(31,521)	73,495
Total expenses	106,298	179,289
Earnings (loss) before income taxes	62,749	(63,867)
Income tax expense - current	22,411	13,530
NET EARNINGS (LOSS)	40,338	(77,397)
OTHER COMPREHENSIVE INCOME (LOSS)
Currency translation adjustments	(62)	766
COMPREHENSIVE INCOME (LOSS)	$ 40,276	$ (76,631)
Net earnings (loss) per share
Basic	$ 0.56	$ (1.07)
Diluted	$ 0.55	$ (1.07)